Related Party Transactions Disclosure [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	RELATED PARTY TRANSACTIONS

a) Related parties

The direct controlling shareholder

Bain Capital Rise Education IV Cayman Limited (“Cayman IV”)

Entities controlled by the ultimate holding company

Lionbridge Limited (“Lionbridge”)

Bain Capital Advisors (China) Ltd. (“Bain Advisors”)

b) During the three months ended March 31, 2017 and 2018, the Group had the following related party transactions:

		For the three months ended March 31,
	Note	2017	2018	2018
		RMB	RMB	US$
Loan to Lionbridge	(i)	150,000	150,000	23,914
Other receivable due from senior management	(ii)	—	34,256	5,461
Fees paid to Bain Advisors	(iii)	1,550	—	—

(i)	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000 and RMB150,000 (US$23,914) to Lionbridge during three months ended March 31, 2017 and 2018, respectively, with details set forth below:

Three months ended March 31, 2017

Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24 to November 30, 2017
Loan 2	50,000	7%	March 20 to November 30, 2017

Three months ended March 31, 2018

Loan granted	Principal	Interest Rate	Period
Loan 1	150,000	7%	March 1, 2018 to November 30, 2018

(ii)	The Group incurred individual income tax liability of RMB34,256 (US$5,461) on behalf of its senior management during the three months ended March 31, 2018.

(iii)	During the three months ended March 31, 2017 and 2018, the Group paid consulting fees of RMB1,550 and nil, respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder.

c) The balances between the Group and its related parties as of December 31, 2017 and March 31, 2018 are listed below:

(1)	Amounts due from related parties

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Senior management (Note 4)	—	34,256	5,461
Cayman IV	6,604	—	—
Lionbridge	—	150,000	23,914

The above amount due from Cayman IV was related to reimbursement of third party underwriting commissions due to the Group as of December 31, 2017, and was fully received by the Group in January 2018.

All the balances with related parties except for the amount due from Lionbridge as of December 31, 2017 and March 31, 2018 were unsecured and repayable on demand. No allowance for doubtful accounts was recognized for the amount due from related parties for the three months ended March 31, 2018.

(2)	Amounts due to related parties

	As at December 31,	As at March 31,
	2017	2018	2018
	RMB	RMB	US$
Bain Advisors	20,000	—	—

The amount due to Bain Advisers as of December 31, 2017 was the unpaid consulting termination fee to Bain Advisors as a result of the IPO for the year ended December 31, 2017, which was fully paid by the Group in March 2018.

13.	RELATED PARTY TRANSACTIONS

a)	Related parties

The direct controlling shareholder

Bain Capital Education IV”

Entities controlled by the ultimate holding company

Lionbridge Limited (“Lionbridge”)

Bain Capital Advisors (China) Ltd. (“Bain Advisors”)

An Entity controlled by a shareholder

Beijing Mai Rui Technology Co., Ltd. (“Mai Rui”)

b)	During the year ended December 31, 2015, 2016 and 2017, the Group had the following related party transactions:

	Notes	For the year ended December 31,
		2015	2016	2017	2017
		RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i)	200,000	280,000	150,000	23,055

Fees paid to related parties:
Mai Rui	(ii)	705	278	—	—

Bain Advisors	(iii)	6,200	6,200	38,537	5,923

(i)	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000 and RMB150,000 (US$23,055) to Lionbridge during the years ended December 31, 2016 and 2017, respectively, with details set forth below:

Year ended December 31, 2016

Loan granted	Principal	Interest Rate	Period
Loan 1	200,000	10%	March 10, 2015 to November 30, 2015
Loan 2	200,000	9%	March 30, 2016 to November 30, 2016
Loan 3	30,000	5%	July 8, 2016 to December 8, 2016
Loan 4	50,000	6%	July 8, 2016 to December 8, 2016

Year ended December 31, 2017

Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24, 2017 to November 30, 2017
Loan 2	50,000	7%	March 20, 2017 to November 30, 2017

As of December 31, 2016 and 2017, respectively, the above loans were fully repaid. Interest income of RMB12,712 and RMB7,457(US$1,146) from the above loans were recorded as interest income during the years ended December 31, 2016 and 2017, respectively.

(ii)	During the years ended December 31, 2015, 2016 and 2017, the Group paid course development fees of RMB705, RMB278 and RMB nil (US$ nil), respectively, to Mai Rui.

(iii)	During the years ended December 31, 2015, 2016 and 2017, the Group paid consulting fees of RMB6,200, RMB6,200 and RMB38,537(US$5,923), respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887(US$5,208) to Bain Advisors as a result of the IPO for the year ended December 31, 2017, of which RMB20,000(US$3,074) was unpaid as at December 31, 2017 (note 13 c) (2)).

(iv)	On November 1, 2017, the Group acquired Edge Business from a seller in which a managing director of Bain Capital is a director and minority shareholder. (Note 4)

c)	The balances between the Group and its related parties as of December 31, 2016 and 2017 are listed below:

(1)	Amounts due from a related party

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Bain Capital Education IV	—	6,604	1,015

The above amount related to reimbursement of third party underwriting commissions due to the Group.

(2)	Amounts due to a related party

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Bain Advisors	—	20,000	3,074

All the balances with related parties as of December 31, 2017 were unsecured and repayable on demand. No allowance for doubtful accounts was recognized for the amount due from related parties for the years ended December 31, 2017. The amount due above has been fully paid in March 2018.